GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at the begiinning of the year		$ 75
Impairment of goodwill		(80)
Effect of translation adjustments		$ 5
Balance at the end of the year			$ 75